Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of notional amount of the hedged - cash flow Hedges [Member] - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Loans and accounts receivable at amortized cost
Notional amount	$ 13,926,410	$ 16,939,379
Cross currency swaps [Member]
Loans and accounts receivable at amortized cost
Notional amount	10,700,222	15,053,362
Currency forwards [Member]
Loans and accounts receivable at amortized cost
Notional amount	3,226,188	1,886,017
Due Within 1 Year [Member] | Cross currency swaps [Member]
Loans and accounts receivable at amortized cost
Notional amount		4,205,129
Between 1 and 3 years [Member] | Cross currency swaps [Member]
Loans and accounts receivable at amortized cost
Notional amount		2,918,149
Between 3 and 6 years [Member] | Cross currency swaps [Member]
Loans and accounts receivable at amortized cost
Notional amount		3,497,630
Over 6 years [Member] | Cross currency swaps [Member]
Loans and accounts receivable at amortized cost
Notional amount		4,432,454
Hedged item [Member]
Loans and accounts receivable at amortized cost
Notional amount	13,926,410
Hedged item [Member] | Due Within 1 Year [Member]
Loans and accounts receivable at amortized cost
Notional amount	3,547,337
Hedged item [Member] | Between 1 and 3 years [Member]
Loans and accounts receivable at amortized cost
Notional amount	3,342,835
Hedged item [Member] | Between 3 and 6 years [Member]
Loans and accounts receivable at amortized cost
Notional amount	4,339,765
Hedged item [Member] | Over 6 years [Member]
Loans and accounts receivable at amortized cost
Notional amount	2,696,473
Currency forwards [Member]
Loans and accounts receivable at amortized cost
Notional amount		1,886,017
Currency forwards [Member] | Due Within 1 Year [Member]
Loans and accounts receivable at amortized cost
Notional amount		1,117,761
Currency forwards [Member] | Between 1 and 3 years [Member]
Loans and accounts receivable at amortized cost
Notional amount		768,256
Currency forwards [Member] | Between 3 and 6 years [Member]
Loans and accounts receivable at amortized cost
Notional amount
Currency forwards [Member] | Over 6 years [Member]
Loans and accounts receivable at amortized cost
Notional amount
Mortgage loans [Member] | Loans and accounts receivable at amortised cost [Member]
Loans and accounts receivable at amortized cost
Notional amount	9,293,791	9,972,447
Mortgage loans [Member] | Loans and accounts receivable at amortised cost [Member] | Due Within 1 Year [Member]
Loans and accounts receivable at amortized cost
Notional amount	1,926,918	3,334,734
Mortgage loans [Member] | Loans and accounts receivable at amortised cost [Member] | Between 1 and 3 years [Member]
Loans and accounts receivable at amortized cost
Notional amount	2,520,951	1,505,595
Mortgage loans [Member] | Loans and accounts receivable at amortised cost [Member] | Between 3 and 6 years [Member]
Loans and accounts receivable at amortized cost
Notional amount	2,761,742	1,995,156
Mortgage loans [Member] | Loans and accounts receivable at amortised cost [Member] | Over 6 years [Member]
Loans and accounts receivable at amortized cost
Notional amount	2,084,180	3,136,962
Chilean sovereign bonds [Member] | Debt instruments at FVOCI [Member]
Loans and accounts receivable at amortized cost
Notional amount	42,532
Chilean sovereign bonds [Member] | Debt instruments at FVOCI [Member] | Due Within 1 Year [Member]
Loans and accounts receivable at amortized cost
Notional amount
Chilean sovereign bonds [Member] | Debt instruments at FVOCI [Member] | Between 1 and 3 years [Member]
Loans and accounts receivable at amortized cost
Notional amount
Chilean sovereign bonds [Member] | Debt instruments at FVOCI [Member] | Between 3 and 6 years [Member]
Loans and accounts receivable at amortized cost
Notional amount	42,532
Chilean sovereign bonds [Member] | Debt instruments at FVOCI [Member] | Over 6 years [Member]
Loans and accounts receivable at amortized cost
Notional amount
Chilean Central Bank bonds [Member] | Debt instruments at FVOCI [Member]
Loans and accounts receivable at amortized cost
Notional amount	1,264,094
Chilean Central Bank bonds [Member] | Debt instruments at FVOCI [Member] | Between 1 and 3 years [Member]
Loans and accounts receivable at amortized cost
Notional amount	175,875
Chilean Central Bank bonds [Member] | Debt instruments at FVOCI [Member] | Between 3 and 6 years [Member]
Loans and accounts receivable at amortized cost
Notional amount	891,791
Chilean Central Bank bonds [Member] | Debt instruments at FVOCI [Member] | Over 6 years [Member]
Loans and accounts receivable at amortized cost
Notional amount	196,428
Senior bonds (variable rate) [Member] | Issued debt instruments [Member]
Loans and accounts receivable at amortized cost
Notional amount	167,430	699,401
Senior bonds (variable rate) [Member] | Issued debt instruments [Member] | Due Within 1 Year [Member]
Loans and accounts receivable at amortized cost
Notional amount	167,430	358,118
Senior bonds (variable rate) [Member] | Issued debt instruments [Member] | Between 1 and 3 years [Member]
Loans and accounts receivable at amortized cost
Notional amount		341,283
Senior bonds (variable rate) [Member] | Issued debt instruments [Member] | Between 3 and 6 years [Member]
Loans and accounts receivable at amortized cost
Notional amount
Senior bonds (variable rate) [Member] | Issued debt instruments [Member] | Over 6 years [Member]
Loans and accounts receivable at amortized cost
Notional amount
Senior bonds (fixed rate) [Member] | Issued debt instruments [Member]
Loans and accounts receivable at amortized cost
Notional amount	2,795,203	4,722,163
Senior bonds (fixed rate) [Member] | Issued debt instruments [Member] | Due Within 1 Year [Member]
Loans and accounts receivable at amortized cost
Notional amount	1,125,253	803,596
Senior bonds (fixed rate) [Member] | Issued debt instruments [Member] | Between 1 and 3 years [Member]
Loans and accounts receivable at amortized cost
Notional amount	610,385	1,696,595
Senior bonds (fixed rate) [Member] | Issued debt instruments [Member] | Between 3 and 6 years [Member]
Loans and accounts receivable at amortized cost
Notional amount	643,700	1,152,461
Senior bonds (fixed rate) [Member] | Issued debt instruments [Member] | Over 6 years [Member]
Loans and accounts receivable at amortized cost
Notional amount	415,865	1,069,511
Interbank loans [Member] | Interbank borrowings [Member]
Loans and accounts receivable at amortized cost
Notional amount	363,360	969,374
Interbank loans [Member] | Interbank borrowings [Member] | Due Within 1 Year [Member]
Loans and accounts receivable at amortized cost
Notional amount	327,736	826,442
Interbank loans [Member] | Interbank borrowings [Member] | Between 1 and 3 years [Member]
Loans and accounts receivable at amortized cost
Notional amount	35,624	142,932
Interbank loans [Member] | Interbank borrowings [Member] | Between 3 and 6 years [Member]
Loans and accounts receivable at amortized cost
Notional amount
Interbank loans [Member] | Interbank borrowings [Member] | Over 6 years [Member]
Loans and accounts receivable at amortized cost
Notional amount
Commercial loans [Member] | Loans and accounts receivable at amortised cost [Member] | Between 1 and 3 years [Member]
Loans and accounts receivable at amortized cost
Notional amount
Commercial loans [Member] | Loans and accounts receivable at amortised cost [Member] | Between 3 and 6 years [Member]
Loans and accounts receivable at amortized cost
Notional amount
Commercial loans [Member] | Loans and accounts receivable at amortised cost [Member] | Over 6 years [Member]
Loans and accounts receivable at amortized cost
Notional amount
Chilean Central Bank bonds [Member] | Debt instruments at FVOCI [Member]
Loans and accounts receivable at amortized cost
Notional amount		82,727
Chilean Central Bank bonds [Member] | Debt instruments at FVOCI [Member] | Due Within 1 Year [Member]
Loans and accounts receivable at amortized cost
Notional amount
Chilean Central Bank bonds [Member] | Debt instruments at FVOCI [Member] | Between 1 and 3 years [Member]
Loans and accounts receivable at amortized cost
Notional amount
Chilean Central Bank bonds [Member] | Debt instruments at FVOCI [Member] | Between 3 and 6 years [Member]
Loans and accounts receivable at amortized cost
Notional amount		82,727
Chilean Central Bank bonds [Member] | Debt instruments at FVOCI [Member] | Over 6 years [Member]
Loans and accounts receivable at amortized cost
Notional amount
Time deposits [Member] | Debt instruments at FVOCI [Member]
Loans and accounts receivable at amortized cost
Notional amount		493,267
Time deposits [Member] | Debt instruments at FVOCI [Member] | Due Within 1 Year [Member]
Loans and accounts receivable at amortized cost
Notional amount
Time deposits [Member] | Debt instruments at FVOCI [Member] | Between 1 and 3 years [Member]
Loans and accounts receivable at amortized cost
Notional amount
Time deposits [Member] | Debt instruments at FVOCI [Member] | Between 3 and 6 years [Member]
Loans and accounts receivable at amortized cost
Notional amount		267,286
Time deposits [Member] | Debt instruments at FVOCI [Member] | Over 6 years [Member]
Loans and accounts receivable at amortized cost
Notional amount		225,981
Time deposits [Member] | Time deposits and other time liabilities [Member]
Loans and accounts receivable at amortized cost
Notional amount
Time deposits [Member] | Time deposits and other time liabilities [Member] | Due Within 1 Year [Member]
Loans and accounts receivable at amortized cost
Notional amount
Time deposits [Member] | Time deposits and other time liabilities [Member] | Between 1 and 3 years [Member]
Loans and accounts receivable at amortized cost
Notional amount
Time deposits [Member] | Time deposits and other time liabilities [Member] | Between 3 and 6 years [Member]
Loans and accounts receivable at amortized cost
Notional amount
Time deposits [Member] | Time deposits and other time liabilities [Member] | Over 6 years [Member]
Loans and accounts receivable at amortized cost
Notional amount
Hedging instrument [Member]
Loans and accounts receivable at amortized cost
Notional amount	13,926,410	16,939,379
Hedging instrument [Member] | Cross currency swaps [Member]
Loans and accounts receivable at amortized cost
Notional amount	10,700,222
Hedging instrument [Member] | Currency forwards [Member]
Loans and accounts receivable at amortized cost
Notional amount	3,226,188
Hedging instrument [Member] | Due Within 1 Year [Member]
Loans and accounts receivable at amortized cost
Notional amount	3,547,337	5,322,890
Hedging instrument [Member] | Due Within 1 Year [Member] | Cross currency swaps [Member]
Loans and accounts receivable at amortized cost
Notional amount	922,731
Hedging instrument [Member] | Due Within 1 Year [Member] | Currency forwards [Member]
Loans and accounts receivable at amortized cost
Notional amount	2,624,606
Hedging instrument [Member] | Between 1 and 3 years [Member]
Loans and accounts receivable at amortized cost
Notional amount	3,342,835	3,686,405
Hedging instrument [Member] | Between 1 and 3 years [Member] | Cross currency swaps [Member]
Loans and accounts receivable at amortized cost
Notional amount	2,741,253
Hedging instrument [Member] | Between 1 and 3 years [Member] | Currency forwards [Member]
Loans and accounts receivable at amortized cost
Notional amount	601,582
Hedging instrument [Member] | Between 3 and 6 years [Member]
Loans and accounts receivable at amortized cost
Notional amount	4,339,765	3,497,630
Hedging instrument [Member] | Between 3 and 6 years [Member] | Cross currency swaps [Member]
Loans and accounts receivable at amortized cost
Notional amount	4,339,765
Hedging instrument [Member] | Between 3 and 6 years [Member] | Currency forwards [Member]
Loans and accounts receivable at amortized cost
Notional amount
Hedging instrument [Member] | Over 6 years [Member]
Loans and accounts receivable at amortized cost
Notional amount	2,696,473	4,432,454
Hedging instrument [Member] | Over 6 years [Member] | Cross currency swaps [Member]
Loans and accounts receivable at amortized cost
Notional amount	2,696,473
Hedging instrument [Member] | Over 6 years [Member] | Currency forwards [Member]
Loans and accounts receivable at amortized cost
Notional amount
Hedged item [Member]
Loans and accounts receivable at amortized cost
Notional amount		16,939,379
Hedged item [Member] | Due Within 1 Year [Member]
Loans and accounts receivable at amortized cost
Notional amount		5,322,890
Hedged item [Member] | Between 1 and 3 years [Member]
Loans and accounts receivable at amortized cost
Notional amount		3,686,405
Hedged item [Member] | Between 3 and 6 years [Member]
Loans and accounts receivable at amortized cost
Notional amount		3,497,630
Hedged item [Member] | Over 6 years [Member]
Loans and accounts receivable at amortized cost
Notional amount		$ 4,432,454